TABLE OF CONTENTS

      USAA FAMILY OF FUNDS                                              1
      MESSAGE FROM THE PRESIDENT                                        2
      INVESTMENT REVIEW                                                 4
      MESSAGE FROM THE MANAGERS                                         5
      FINANCIAL INFORMATION
         Portfolio of Investments                                       8
         Notes to Portfolio of Investments                             15
         Statement of Assets and Liabilities                           16
         Statement of Operations                                       17
         Statements of Changes in Net Assets                           18
         Notes to Financial Statements                                 19




IMPORTANT INFORMATION

Through our ongoing efforts to reduce expenses and respond to shareholder requests, your annual and semiannual report mailings are streamlined. One copy of each report is sent to each address, rather than to every registered owner. For many shareholders and their families, this eliminates duplicate copies, saving paper and postage costs to the Fund.

If you are the primary shareholder on at least one account, prefer not to participate in streamlining, and would like to continue receiving one report per registered account owner, you may request this in writing to:

    USAA Investment Management Company
    Attn: Report Mail
    9800 Fredericksburg Road
    San Antonio, TX 78284-8916

or phone a mutual fund representative at 1-800-531-8448 during business hours.

THIS REPORT IS FOR THE INFORMATION OF THE SHAREHOLDERS AND OTHERS WHO HAVE RECEIVED A COPY OF THE CURRENTLY EFFECTIVE PROSPECTUS OF THE USAA INTERNATIONAL FUND, MANAGED BY USAA INVESTMENT MANAGEMENT COMPANY (IMCO). IT MAY BE USED AS SALES LITERATURE ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS, WHICH GIVES FURTHER DETAILS ABOUT THE FUND.

USAA   WITH  THE  EAGLE  IS   REGISTERED   IN  THE  U.S.   PATENT  &   TRADEMARK
OFFICE.(COPYRIGHT)2000, USAA. ALL RIGHTS RESERVED.









USAA FAMILY OF FUNDS SUMMARY

FUND TYPE/NAME                RISK
----------------------------------------------
            CAPITAL APPRECIATION
----------------------------------------------
Aggressive Growth             Very high
Capital Growth                Very high
Emerging Markets              Very high
First Start Growth            Moderate to high
Gold                          Very high
Growth                        Moderate to high
Growth & Income               Moderate
International                 Moderate to high
Science & Technology          Very high
Small Cap Stock               Very high
World Growth                  Moderate to high
----------------------------------------------
              ASSET ALLLOCATION
----------------------------------------------
Balanced Strategy             Moderate
Cornerstone Strategy          Moderate
Growth and Tax Strategy       Moderate
Growth Strategy               Moderate to high
Income Strategy               Low to moderate
----------------------------------------------
              INCOME - TAXABLE
----------------------------------------------
GNMA Trust                    Low to moderate
High-Yield Opportunities      High
Income                        Moderate
Income Stock                  Moderate
Intermediate-Term Bond        Low to moderate
Short-Term Bond               Low
----------------------------------------------
             INCOME - TAX EXEMPT
----------------------------------------------
Long-Term                     Moderate
Intermediate-Term             Low to moderate
Short-Term                    Low
State Bond/Income             Moderate
----------------------------------------------
                  INDEXES
----------------------------------------------
Extended Market Index         High
Global Titans Index           Moderate to high
Nasdaq-100 Index              Very high
S&P 500 Index                 Moderate
----------------------------------------------
                MONEY MARKET
----------------------------------------------
Money Market                  Low
Tax Exempt Money Market       Low
Treasury Money Market Trust   Low
State Money Market            Low
----------------------------------------------

ALL FUNDS REQUIRE A MINIMUM $3,000 INVESTMENT.

THE INVESTART(REGISTERED TRADEMARK) PROGRAM IS AVAILABLE FOR INVESTORS WITHOUT THE $3,000 INITIAL INVESTMENT REQUIRED TO OPEN AN IMCO MUTUAL FUND ACCOUNT. A MUTUAL FUND ACCOUNT CAN BE OPENED WITH NO INITIAL INVESTMENT IF YOU ELECT TO HAVE MONTHLY AUTOMATIC INVESTMENTS OF AT LEAST $50 FROM A BANK ACCOUNT. INVESTART IS NOT AVAILABLE ON TAX-EXEMPT FUNDS OR THE S&P 500 INDEX FUND. THE MINIMUM INITIAL INVESTMENT FOR IRAS IS $250, EXCEPT FOR THE $2,000 MINIMUM REQUIRED FOR THE S&P 500 INDEX FUND. IRAS ARE NOT AVAILABLE FOR TAX-EXEMPT FUNDS. THE GROWTH AND TAX STRATEGY FUND IS NOT AVAILABLE AS AN INVESTMENT FOR YOUR IRA BECAUSE THE MAJORITY OF ITS INCOME IS TAX EXEMPT.

'S&P 500' IS A TRADEMARK OF THE MCGRAW-HILL COMPANIES, INC. AND HAS BEEN LICENSED FOR OUR USE. 'WILSHIRE 4500' IS A TRADEMARK OF WILSHIRE ASSOCIATES INCORPORATED AND HAS BEEN LICENSED FOR OUR USE. 'NASDAQ-100(REGISTERED TRADEMARK)', 'NASDAQ-100 INDEX(REGISTERED TRADEMARK)', AND 'NASDAQ(REGISTERED TRADEMARK)', ARE TRADE OR SERVICE MARKS OF THE NASDAQ STOCK MARKET, INC. (WHICH WITH ITS AFFILIATES ARE THE "CORPORATIONS") AND HAVE BEEN LICENSED FOR OUR USE. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE USAA NASDAQ-100 INDEX FUND. 'DOW JONES' AND 'DOW JONES GLOBAL TITANS INDEX(SERVICE MARK)' ARE SERVICE MARKS OF DOW JONES & COMPANY, INC. AND HAVE BEEN LICENSED FOR OUR USE. THESE INDEX PRODUCTS ARE NOT SPONSORED, SOLD, OR PROMOTED BY THE TRADE OR SERVICE MARK OWNERS AND NEITHER THE TRADE OR SERVICE MARK OWNERS NOR ANY OF THEIR SUBSIDIARIES OR AFFILIATES MAKE ANY REPRESENTATION REGARDING THE ADVISABILITY OF INVESTING IN THESE PRODUCTS. - INDEX PRODUCTS INCUR FEES AND EXPENSES AND MAY NOT ALWAYS BE INVESTED IN ALL SECURITIES OF THE INDEX THE FUND ATTEMPTS OT MIRROR. IT IS NOT POSSIBLE TO INVEST DIRECTLY IN AN INDEX.

CALIFORNIA, FLORIDA, NEW YORK, AND VIRGINIA FUNDS AVAILABLE TO RESIDENTS ONLY.

THE SCIENCE & TECHNOLOGY FUND MAY BE MORE VOLATILE THAN A FUND THAT DIVERSIFIES ACROSS MANY INDUSTRIES.

FOREIGN INVESTING IS SUBJECT TO ADDITIONAL RISKS, SUCH AS CURRENCY FLUCTUATIONS, MARKET ILLIQUIDITY, AND POLITICAL INSTABILITY.

SOME INCOME MAY BE SUBJECT TO STATE OR LOCAL TAXES, OR THE FEDERAL ALTERNATIVE MINIMUM TAX.

AN INVESTMENT IN A MONEY MARKET FUND IS NOT INSURED OR GUARANTEED BY THE FDIC OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

NONDEPOSIT INVESTMENT PRODUCTS ARE NOT INSURED BY THE FDIC, ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF, OR GUARANTEED BY, USAA FEDERAL SAVINGS BANK, ARE SUBJECT TO INVESTMENT RISKS, AND MAY LOSE VALUE.

FOR MORE COMPLETE INFORMATION ABOUT THE MUTUAL FUNDS MANAGED AND DISTRIBUTED BY USAA INVESTMENT MANAGEMENT COMPANY, INCLUDING CHARGES AND OPERATING EXPENSES, PLEASE CALL 1-800-531-8181 FOR A PROSPECTUS. READ IT CAREFULLY BEFORE YOU INVEST.







MESSAGE FROM THE PRESIDENT

[PHOTOGRAGH OF THE PRESIDENT AND VICE CHAIRMAN OF THE BOARD, MICHAEL J. C. ROTH, CFA, APPEARS HERE.]


I started off in the investment business in late 1972. I believe that I could sit down and give you at least a thumbnail sketch of what made every year between then and now unique. The first two years, '73 and '74, were dreadful. In '75 and '76 if you missed January, you missed the year. And so it would go right up to the consecutively incredible years from '95 through '98, and the really incredible '99. Everyone who lives through such experiences will craft some set of beliefs that will serve as a guide to the process of investing. And different people will glean different wisdom from their experience. For me, the experience has led to these beliefs:

      - No one forecasts markets accurately.

      - Therefore, controlling risk is very important.

      - Risk is best controlled by the way you allocate your assets.



USAA's Asset Strategy funds offer an array of choices for controlling your investment risk. Cornerstone and Growth Strategy funds have portfolios that are 75% to 80% in equities. The Balanced and Growth and Tax Strategy funds are more conservative, while Income Strategy adds 20% equities to a fixed-income portfolio.

In short, the Asset Strategy funds offer a spectrum of risk and expected return, and, in a year like we've seen in 2000, provide an excellent way to confront a very challenging market. They are simple and effective risk control investment tools.

Sincerely,

Michael J.C. Roth, CFA
PRESIDENT AND
VICE CHAIRMAN OF THE BOARD


FOR MORE COMPLETE INFORMATION ABOUT THE MUTUAL FUNDS MANAGED AND DISTRIBUTED BY USAA INVESTMENT MANAGEMENT COMPANY (USAA INVESTMENTS), INCLUDING CHARGES AND OPERATING EXPENSES, PLEASE CALL FOR A PROSPECTUS. READ IT CAREFULLY BEFORE INVESTING.

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.









INVESTMENT REVIEW


USAA INTERNATIONAL FUND

OBJECTIVE: Capital appreciation with current income as a secondary objective.

TYPES OF INVESTMENTS: Invests principally in equity securities of foreign companies.

--------------------------------------------------------------------------------
                                         11/30/00                5/31/00
--------------------------------------------------------------------------------
  Net Assets                            $459.7 Million       $533.3 Million
  Net Asset Value Per Share                 $18.99               $22.28
--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS AS OF 11/30/00
--------------------------------------------------------------------------------
    5/31/00 TO 11/30/00(+)      1 YEAR           5 YEARS          10 YEARS
            -10.25%              -7.66%            8.85%            10.16%
--------------------------------------------------------------------------------

(+) TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. THIS SIX-MONTH RETURN IS CUMULATIVE.

TOTAL RETURN EQUALS INCOME YIELD PLUS SHARE PRICE CHANGE AND ASSUMES REINVESTMENT OF ALL DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS. NO ADJUSTMENT HAS BEEN MADE FOR TAXES PAYABLE BY SHAREHOLDERS ON THEIR REINVESTED INCOME DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS. THE PERFORMANCE DATA QUOTED REPRESENT PAST PERFORMANCE AND ARE NOT AN INDICATION OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, AND AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.



                        CUMULATIVE PERFORMANCE COMPARISON
                        ---------------------------------

A chart in the form of a line graph appears here, illustrating the comparison of a $10,000 hypothetical investment in the USAA International Fund, the Morgan Stanley Capital Index (MSCI)-EAFE, and the Lipper International Funds Average for the period of 11/30/90 through 11/30/00. The data points from the graph are as follows:

                USAA
            INTERNATIONAL         MSCI-EAFE         LIPPER
                FUND                INDEX           AVERAGE
            -------------         ---------         -------

11/30/90       $10,000             $10,000          $10,000
05/31/91        10,741              11,141           10,895
11/30/91        10,824              10,835           10,739
05/31/92        12,098              10,765           11,856
11/30/92        11,313               9,957           10,626
05/31/93        13,396              12,530           12,544
11/30/93        14,419              12,373           13,549
05/31/94        16,224              14,231           15,086
11/30/94        16,586              14,210           15,018
05/31/95        16,628              14,933           15,380
11/30/95        17,213              15,285           16,028
05/31/96        19,905              16,526           17,659
11/30/96        21,008              17,082           18,586
05/31/97        23,232              17,772           20,142
11/30/97        22,888              17,014           19,798
05/31/98        26,319              19,747           23,348
11/30/98        23,072              19,813           21,973
05/31/99        24,575              20,608           22,762
11/30/99        28,490              23,994           27,150
05/31/00        29,309              24,141           27,400
11/30/00        26,306              21,673           24,558

DATA FROM 11/30/90 THROUGH 11/30/00.


THE GRAPH ILLUSTRATES HOW A $10,000 HYPOTHETICAL INVESTMENT IN THE USAA INTERNATIONAL FUND OUTPERFORMED ITS BENCHMARK, THE MORGAN STANLEY CAPITAL INDEX
(MSCI)-EAFE, AN UNMANAGED INDEX THAT REFLECTS THE MOVEMENTS OF STOCK MARKETS IN EUROPE, AUSTRALIA, AND THE FAR EAST BY REPRESENTING A BROAD SELECTION OF DOMESTICALLY LISTED COMPANIES WITHIN EACH MARKET, AND THE LIPPER INTERNATIONAL FUNDS AVERAGE, AN AVERAGE PERFORMANCE LEVEL OF ALL INTERNATIONAL FUNDS, AS REPORTED BY LIPPER ANALYTICAL SERVICES, INC., AN INDEPENDENT ORGANIZATION THAT MONITORS THE PERFORMANCE OF MUTUAL FUNDS.









MESSAGE FROM THE MANAGERS

[PHOTOGRAPH OF THE PORTFOLIO MANAGERS APPEARS HERE: ALBERT C. SEBASTIAN, CFA, AND KEVIN P. MOORE.]

MARKET CONDITIONS

For the six-month period ended November 30, 2000, your USAA International Fund's total return was -10.25%, which compares with the Lipper International Funds Average return of -11.15%, and the Morgan Stanley Capital Index (MSCI)-EAFE return of -10.23%. The Fund's overweighted position in European and Canadian equities and its underweighted position in Japan and emerging markets had a positive impact on its performance.

DEVELOPED MARKETS (EXCEPT JAPAN)

European equity markets were down for the period, but did outperform other international markets. The more defensive sectors -- such as health care, utilities, financials, and consumer staples -- registered positive returns, while the best performers earlier in the year -- telecommunication services and information technology sectors -- were down substantially.

Canada was the only market to register a positive return for the period, with banking and insurance stocks performing particularly well. Our holdings in technology, however, performed poorly.

JAPAN

Japan underperformed most other developed markets for the period, as inflated valuations surrounding many Internet-related stocks proved completely unsustainable. A number of prominent bankruptcies in the retail and insurance industries also hurt equity performance. Our holdings in information technology and telecom services performed poorly, as did our consumer cyclical stocks.


PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

REFER TO THE BOTTOM OF PAGE 4 FOR THE LIPPER AVERAGE AND THE MSCI-EAFE DEFINITIONS.



EMERGING MARKETS

The last six months have been a volatile period for emerging markets. The combination of technology-sector and political concerns has put the pressure on Asian markets. Mexico and Brazil have enjoyed a strong six months of growth in gross domestic products and falling inflation, while the rest of Latin America has been embroiled in political problems. Within the Central European markets, Russia performed well with rising oil prices. South Africa suffered from falling growth prospects, while Israel benefited from falling inflation and interest rates. Turkey has suffered from a slowing restructuring process.

OUTLOOK

Despite signs that the global economy is slowing, we continue to view Europe and Canada positively. The recent election in Canada returned the governing party to power with a large majority and a clear mandate to cut taxes and implement financial reforms. In Europe, most fiscal budgets are in surplus, and a number of countries, including Germany, have announced significant tax reductions for 2001. We are, however, less positive about Japan due to the high level of financial and government debt as well as its uncertain political outlook. As a result, Japan has few policy tools at its disposal to mitigate an economic slowdown. In emerging markets, we favor Mexico, Brazil, and Korea. Overall in the portfolio, we continue to underweight the financial and utility sectors and overweight the technology, industrial, and energy sectors.


FOREIGN INVESTING IS SUBJECT TO ADDITIONAL RISKS, SUCH AS CURRENCY FLUCTUATIONS, MARKET ILLIQUIDITY, AND POLITICAL INSTABILITY.









-------------------------------------      -------------------------------------
      TOP 10 EQUITY HOLDINGS                         TOP 10 INDUSTRIES
        (% OF NET ASSETS)                            (% OF NET ASSETS)
-------------------------------------      -------------------------------------
Nokia Corp. ADR                   4.0      Drugs                             9.0
Koninklijke Philips Elec. N.V.    2.2      Telephones                        6.8
ING Group N.V.                    2.1      Communication Equipment           6.5
Total Fina S.A. ADR               2.1      Banks - Money Center              6.3
Akzo Nobel                        1.8      Insurance - Multiline Companies   5.9
Nordic Baltic Holding AB          1.8      Oil - International Integrated    4.5
E. on AG                          1.7      Chemicals - Specialty             4.0
Canadian National Railway Co.     1.6      Banks - Major Regional            3.7
Takeda Chemical Industries Ltd.   1.5      Railroads/Shipping                3.0
Reckitt Benckiser plc             1.4      Electronics - Semiconductors      2.5
-------------------------------------      -------------------------------------



                                ASSET ALLOCATION
                                    11/30/00
                                ----------------

A pie chart is shown here depicting the Asset Allocation as of November 30, 2000 of the USAA International Fund to be:

United Kingdom - 16.9%; Other - 14.7% (Countries with less than 3.0% of the portfolio, and Money Market Instruments); Japan - 13.9%; Netherlands - 10.1%; Canada - 9.1%; France - 7.7%; Finland - 5.8%; Sweden - 4.8%; Italy - 3.8%; Spain
- 3.6%; Switzerland - 3.5%; and Germany - 3.4%.

PERCENTAGES ARE OF THE NET ASSETS OF THE FUND AND MAY NOT EQUAL 100%.


YOU WILL FIND A LIST OF THE SECURITIES THAT THE FUND OWNS ON PAGES 8-14.









USAA INTERNATIONAL FUND
PORTFOLIO OF INVESTMENTS

NOVEMBER 30, 2000
(UNAUDITED)

                                                                        MARKET
  NUMBER                                                                VALUE
 OF SHARES                    SECURITY                                  (000)
--------------------------------------------------------------------------------
                             STOCKS (97.1%)

            ARGENTINA (0.1%)
  455,300   PC Holdings S.A. "B"                                        $    647
--------------------------------------------------------------------------------
            AUSTRALIA (0.3%)
   33,000   CSL Ltd.                                                         625
1,273,000   Pasminco Ltd.                                                    483
--------------------------------------------------------------------------------
                                                                           1,108
--------------------------------------------------------------------------------
            AUSTRIA (1.6%)
   61,000   Bank Austria AG                                                2,981
   57,600   Boehler Uddeholm AG                                            1,780
   21,000   VA Technologie AG                                                654
   58,600   Vienna Airport (Flughafen Wien)                                2,045
--------------------------------------------------------------------------------
                                                                           7,460
--------------------------------------------------------------------------------
            BRAZIL (1.0%)
5,500,000   Banco Itau S.A. (Preferred)                                      418
   19,400   Companhia Brasileira de Distribuicao Grupo Pao de Acucar ADR     653
   77,200   Companhia de Bebidas das Americas ADR                          1,631
   36,200   Embratel Participacoes S.A. ADR                                  437
   39,700   Petroleo Brasileiro S.A. (Preferred)                             957
   27,500   Uniao de Bancos Brasileiros S.A. (Unibanco) GDR                  612
--------------------------------------------------------------------------------
                                                                           4,708
--------------------------------------------------------------------------------
            CANADA (9.1%)
  233,100   Anderson Exploration Ltd. *                                    4,273
   44,400   Bank of Montreal                                               2,067
   95,489   C-MAC Industries, Inc. *                                       3,919
   90,600   Canadian Imperial Bank of Commerce                             2,649
  239,400   Canadian National Railway Co.                                  7,526
  130,000   Manulife Financial Corp.                                       3,364
  165,600   Nexen, Inc.                                                    3,902
  154,400   Nortel Networks Corp.                                          5,829
  242,600   Suncor Energy, Inc.                                            5,368
  114,800   Toronto-Dominion Bank                                          2,964
--------------------------------------------------------------------------------
                                                                          41,861
--------------------------------------------------------------------------------
            CHINA (0.4%)
  236,700   China Mobile Ltd. *                                            1,293
4,078,000   China Petroleum and Chemical Corp. "H" *                         721
--------------------------------------------------------------------------------
                                                                           2,014
--------------------------------------------------------------------------------
            DENMARK (2.0%)
  767,785   Nordic Baltic Holding *                                        5,480
   96,100   Tele Danmark A/S "B"                                           3,866
--------------------------------------------------------------------------------
                                                                           9,346
--------------------------------------------------------------------------------
            FINLAND (5.8%)
  175,179   Metso OYJ                                                      1,653
  431,680   Nokia Corp. ADR                                               18,454
   93,950   Perlos Corp.                                                   1,732
   99,700   Sampo Insurance Co. "A"                                        4,916
--------------------------------------------------------------------------------
                                                                          26,755
--------------------------------------------------------------------------------
            FRANCE (7.7%)
   50,500   Accor S.A.                                                     1,902
   81,522   Aventis S.A.                                                   6,391
  112,886   CNP Assurances                                                 3,868
  109,000   Coflexip ADR                                                   6,267
   28,526   Eramet Group                                                   1,101
   27,200   ISIS S.A.                                                      1,890
   45,600   Renault S.A.                                                   2,177
   64,500   Rhodia S.A.                                                      841
  137,733   Total Fina S.A. ADR                                            9,727
   30,800   Valeo S.A.                                                     1,420
--------------------------------------------------------------------------------
                                                                          35,584
--------------------------------------------------------------------------------
            GERMANY (3.4%)
   95,800   Continental AG                                                 1,379
  113,600   Merck KGaA                                                     4,416
   16,900   SAP AG                                                         1,778
  142,760   E. on AG                                                       8,069
--------------------------------------------------------------------------------
                                                                          15,642
--------------------------------------------------------------------------------
            HONG KONG (0.2%)
   30,700   Hutchison Whampoa Ltd.                                           367
  758,000   South China Morning Post Holdings                                501
--------------------------------------------------------------------------------
                                                                             868
--------------------------------------------------------------------------------
            HUNGARY (0.1%)
   20,300   Magyar Tavkozlesi Rt. (MATAV) ADR                                324
--------------------------------------------------------------------------------
            INDIA (0.8%)
   22,300   Himachal Futuristic Communications Ltd.                          656
  171,300   Hindustan Lever Ltd.                                             705
    8,000   Infosys Technologies Ltd.                                      1,223
  136,300   Satyam Computer Services Ltd.                                    983
   39,400   Videsh Sanchar Nigam Ltd.                                        245
--------------------------------------------------------------------------------
                                                                           3,812
--------------------------------------------------------------------------------
            ISRAEL (1.0%)
   16,200   Amdocs Ltd. *                                                    877
   79,965   Bank Hapoalim Ltd.                                               211
   31,500   Blue Square Ltd. ADR                                             378
   21,200   Check Point Software Technologies Ltd. *                       2,176
   15,900   Teva Pharmaceutical Industries Ltd. ADR                        1,045
--------------------------------------------------------------------------------
                                                                           4,687
--------------------------------------------------------------------------------
            ITALY (3.8%)
   95,300   ENI S.p.A. ADR                                                 5,819
  957,000   Italgas S.p.A.                                                 4,261
   60,250   Seat Pagine Gialle S.p.A                                         149
  207,900   Telecom Italia S.p.A.                                          2,404
  868,000   Telecom Italia S.p.A. Savings                                  4,710
--------------------------------------------------------------------------------
                                                                          17,343
--------------------------------------------------------------------------------
            JAPAN (13.7%)
   58,000   Asatsu DK                                                      1,469
   81,000   Daibiru Corp.                                                    630
  138,000   Fujitsu Ltd.                                                   2,200
    9,800   Internet Initiative, Inc. ADR *                                  100
   49,000   Ito-Yokado Co. Ltd.                                            2,452
   14,000   Lawson, Inc.                                                     476
   48,400   Meitec Corp.                                                   1,767
  280,000   Mitsui Fudosan Co. Ltd.                                        3,244
   33,000   Murata Manufacturing Co. Ltd.                                  4,403
  480,000   Nikko Securities Co. Ltd.                                      3,674
      472   Nippon Telegraph & Telephone Corp. (NTT)                       4,064
      140   NTT Mobile Communication Network, Inc.                         3,572
   73,000   Paris Miki, Inc.                                               2,053
   51,000   Pasona Softbank, Inc.                                            653
    5,100   Ryohin Keikaku Co.                                               230
   66,250   Sanix, Inc.                                                    3,422
   56,000   Shin-Etsu Chemical Co. Ltd.                                    2,504
   71,700   Sony Corp.                                                     5,404
  367,000   Sumitomo Corp.                                                 2,902
  169,000   Sumitomo Electric Industries Ltd.                              2,887
  115,000   Takeda Chemical Industries Ltd.                                7,112
  500,000   Toshiba Corp.                                                  3,538
      801   West Japan Railway                                             3,596
   40,800   Zenrin Co. Ltd.                                                  750
--------------------------------------------------------------------------------
                                                                          63,102
--------------------------------------------------------------------------------
            KOREA (1.0%)
   48,164   Korea Telecom Corp. ADR                                        1,313
   11,564   Samsung Electronics Co. Ltd.                                   1,541
   25,300   Samsung SDI Co. Ltd.                                             947
    2,700   Sk Telecom Co. Ltd.                                              542
--------------------------------------------------------------------------------
                                                                           4,343
--------------------------------------------------------------------------------
            MALAYSIA (0.1%)
  106,000   Telekom Malaysia Bhd                                             346
--------------------------------------------------------------------------------
            MEXICO (1.2%)
   91,600   Coca Cola Femsa S.A. de C.V. ADR                               1,723
   29,100   Fomento Economico Mexicano S.A. de C.V. ADR                      995
  146,400   Grupo Carso S.A. *                                               397
  135,000   Grupo Modelo S.A. de C.V. "C"                                    323
   38,600   Telefonos de Mexico S.A. de C.V. ADR                           1,809
   22,900   Tubos de Acero de Mexico S.A. ADR                                310
--------------------------------------------------------------------------------
                                                                           5,557
--------------------------------------------------------------------------------
            NETHERLANDS (10.1%)
  176,600   Akzo Nobel N.V.                                                8,377
  111,200   Fortis NL N.V.                                                 3,269
   46,000   Gucci Group N.V.                                               4,275
  135,102   ING Group N.V.                                                 9,725
  104,665   Koninklijke KPN N.V.                                           1,409
  306,671   Koninklijke Philips Electronics N.V.                          10,063
  118,900   Oce-van der Grinten N.V.                                       1,835
  112,000   Versatel Telecom *                                             1,120
   88,700   VNU N.V.                                                       3,872
  142,100   Vopak Kon                                                      2,805
--------------------------------------------------------------------------------
                                                                          46,750
--------------------------------------------------------------------------------
            NORWAY (0.8%)
   22,500   Schibsted ASA                                                    284
  505,100   Storebrand ASA                                                 3,483
--------------------------------------------------------------------------------
                                                                           3,767
--------------------------------------------------------------------------------

            PORTUGAL (2.7%)
  225,820   Banco Pinto & Sotto Mayor S.A. *                               5,031
  311,000   Brisa-Auto Estrada de Portugal S.A.                            2,602
  381,600   Portugal Telecom S.A. ADR                                      3,100
  139,786   Telecel-Comunicacoes Pessoais S.A. *                           1,438
--------------------------------------------------------------------------------
                                                                          12,171
--------------------------------------------------------------------------------
            RUSSIA (0.1%)
   15,100   LUKoil ADR                                                       544
--------------------------------------------------------------------------------
            SINGAPORE (0.5%)
  449,000   Hong Kong Land Holdings Ltd.                                     925
   64,000   Singapore Airlines Ltd.                                          617
   98,000   United Overseas Bank Ltd.                                        704
--------------------------------------------------------------------------------
                                                                           2,246
--------------------------------------------------------------------------------
            SOUTH AFRICA (0.2%)
   11,200   Anglo American Platinum Corp.                                    451
    9,500   Impala Platinum Holdings Ltd.                                    447
--------------------------------------------------------------------------------
                                                                             898
--------------------------------------------------------------------------------
            SPAIN (3.6%)
  238,170   Altadis S.A.                                                   3,457
  356,000   Banco Bilbao Vizcaya Argentaria                                4,755
  262,350   Repsol S.A.                                                    4,284
   81,585   Telefonica de Espana S.A. ADR *                                3,860
--------------------------------------------------------------------------------
                                                                          16,356
--------------------------------------------------------------------------------
            SWEDEN (4.8%)
  181,980   Autoliv, Inc. GDR                                              3,732
  442,000   Ericsson LM Telephone Co. ADR                                  5,028
1,171,916   Nordic Baltic Holding AB *                                     8,283
  182,880   Skandinaviska Enskilda Banken "A"                              1,957
  894,215   Swedish Match AB                                               3,160
--------------------------------------------------------------------------------
                                                                          22,160
--------------------------------------------------------------------------------
            SWITZERLAND (3.5%)
    4,004   Novartis AG                                                    6,492
    8,600   Selecta Group AG                                               1,966
    4,517   Sulzer AG P.C.                                                 2,869
  101,952   Syngenta AG *                                                  4,579
--------------------------------------------------------------------------------
                                                                          15,906
--------------------------------------------------------------------------------
            TAIWAN (0.5%)
  610,280   Taiwan Semiconductor Manufacturing Co. *                       1,654
  439,900   United Microelectronics *                                        692
--------------------------------------------------------------------------------
                                                                           2,346
--------------------------------------------------------------------------------
            TURKEY (0.1%)
   29,700   Turkcell Iletisim Hizmetleri A.S. ADR *                          184
--------------------------------------------------------------------------------
            UNITED KINGDOM (16.9%)
  126,700   AstraZeneca Group plc                                          6,483
  400,000   Bank of Scotland                                               3,755
1,172,100   Billiton plc                                                   3,832
  122,200   BOC Group plc                                                  1,717
  240,500   Cable & Wireless plc                                           2,981
  698,900   Cadbury Schweppes                                              4,882
  300,132   Celltech Group plc *                                           4,927
  315,100   CGU plc                                                        4,770
2,248,000   Cookson Group plc                                              5,799
1,414,400   Corporate Services Group plc *                                 1,709
   66,200   Glaxo Wellcome plc ADR                                         3,794
  286,000   Laporte plc                                                    2,276
2,394,000   Laporte plc "B" *                                                 27
  945,000   Old Mutual plc                                                 2,025
  201,800   Powergen plc                                                   1,669
  522,500   Reckitt Benckiser plc                                          6,654
  401,433   Reuters Group plc                                              5,923
  305,860   Royal Bank Scot Group                                          6,304
  931,790   Tomkins plc                                                    1,987
  548,058   WPP Group plc                                                  5,967
--------------------------------------------------------------------------------
                                                                          77,481
--------------------------------------------------------------------------------
            Total stocks (cost: $362,186)                                446,316
--------------------------------------------------------------------------------


 PRINCIPAL
  AMOUNT
  (000)
-----------

                           BOND (0.2%)
            JAPAN
   $1,000   MBL International Finance (Bermuda) Trust, Convertible Note,
             3.00%, 11/30/2002  (cost: $1,000)                               989
--------------------------------------------------------------------------------
            Total investments (cost: $363,186)                          $447,305
================================================================================






                       PORTFOLIO SUMMARY BY CONCENTRATION
                       ==================================

            Drugs                                                9.0%
            Telephones                                           6.8
            Communication Equipment                              6.5
            Banks - Money Center                                 6.3
            Insurance - Multiline Companies                      5.9
            Oil - International Integrated                       4.5
            Chemicals - Specialty                                4.0
            Banks - Major Regional                               3.7
            Railroads/Shipping                                   3.0
            Electronics - Semiconductors                         2.5
            Manufacturing - Diversified Industries               2.3
            Home Furnishings & Appliances                        2.2
            Electric Utilities                                   2.1
            Oil & Gas - Exploration & Production                 1.9
            Oil & Gas - Drilling/Equipment                       1.8
            Advertising/Marketing                                1.6
            Household Products                                   1.6
            Computer Software & Service                          1.5
            Retail - Specialty                                   1.5
            Auto Parts                                           1.4
            Beverages - Nonalcoholic                             1.4
            Investment Banks/Brokerage                           1.4
            Tobacco                                              1.4
            Oil - Domestic Integrated                            1.3
            Services - Data Processing                           1.3
            Leisure Time                                         1.2
            Metals/Mining                                        1.2
            Telecommunications - Cellular/Wireless               1.2
            Insurance - Property/Casualty                        1.1
            Manufacturing - Specialized                          1.0
            Services - Commercial & Consumer                     1.0
            Services - Facilities & Environment                  1.0
            Other                                               12.7
                                                                -----
            Total                                               97.3%
                                                                =====









USAA INTERNATIONAL FUND
NOTES TO PORTFOLIO OF INVESTMENTS

NOVEMBER 30, 2000
(UNAUDITED)



GENERAL NOTES

Market values of securities are determined by procedures and practices discussed in note 1 to the financial statements.

The cost of securities for federal income tax purposes is approximately the same as that reported in the financial statements.

The percentages shown represent the percentage of the investments to net assets.

ADR - American Depositary Receipts are receipts issued by a U.S. bank evidencing ownership of foreign shares. Dividends are paid in U.S. dollars.

GDR - Global Depositary Receipts are receipts issued by a U.S. or foreign bank evidencing ownership of foreign shares. Dividends are paid in U.S. dollars.

* Non-income producing security.





SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.









USAA INTERNATIONAL FUND
STATEMENT OF ASSETS AND LIABILITIES
(IN THOUSANDS)

NOVEMBER 30, 2000
(UNAUDITED)


ASSETS
   Investments in securities, at market value (identified cost of $363,186)    $447,305
   Cash denominated in foreign currencies (identified cost of $3,134)             2,956
   Receivables:
      Capital shares sold                                                           119
      Dividends and interest                                                        796
      Securities sold                                                             9,833
                                                                               --------
         Total assets                                                           461,009
                                                                               --------

LIABILITIES
   Securities purchased                                                             293
   Unrealized depreciation on foreign currency contracts held, at value               5
   Capital shares redeemed                                                          433
   USAA Investment Management Company                                               295
   USAA Transfer Agency Company                                                      86
   Accounts payable and accrued expenses                                            175
                                                                               --------
         Total liabilities                                                        1,287
                                                                               --------
            Net assets applicable to capital shares outstanding                $459,722
                                                                               ========


REPRESENTED BY:
   Paid-in capital                                                             $372,761
   Accumulated undistributed net investment income                                  395
   Accumulated net realized gain on investments                                   2,709
   Net unrealized appreciation of investments                                    84,119
   Net unrealized depreciation on foreign currency translations                    (262)
                                                                               --------
            Net assets applicable to capital shares outstanding                $459,722
                                                                               ========

   Capital shares outstanding, unlimited number of shares authorized,
      no par value                                                               24,215
                                                                               ========
   Net asset value, redemption price, and offering price per share             $  18.99
                                                                               ========




SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.








USAA INTERNATIONAL FUND
STATEMENT OF OPERATIONS
(IN THOUSANDS)

SIX-MONTH PERIOD ENDED NOVEMBER 30, 2000
(UNAUDITED)

Net investment income:
   Income:
      Dividends (net of foreign taxes withheld of $455)                        $  3,407
      Interest                                                                      390
                                                                               --------
         Total income                                                             3,797
   Expenses:
      Management fees                                                             1,905
      Transfer agent's fees                                                         530
      Custodian's fees                                                              311
      Postage                                                                       107
      Shareholder reporting fees                                                     13
      Trustees' fees                                                                  2
      Registration fees                                                              47
      Professional fees                                                              23
      Other                                                                           5
                                                                               --------
         Total expenses                                                           2,943
                                                                               --------
            Net investment income                                                   854
                                                                               --------
Net realized and unrealized gain (loss) on investments and foreign currency:
   Net realized gain (loss) on:
      Investments                                                                 3,097
      Foreign currency transactions                                                 (96)
   Change in net unrealized appreciation/depreciation of:
      Investments                                                               (56,874)
      Foreign currency translations                                                (233)
                                                                               --------
            Net realized and unrealized loss                                    (54,106)
                                                                               --------
Decrease in net assets resulting from operations                               $(53,252)
                                                                               ========




SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.








USAA INTERNATIONAL FUND
STATEMENTS OF CHANGES IN NET ASSETS
(IN THOUSANDS)

SIX-MONTH PERIOD ENDED NOVEMBER 30, 2000, AND YEAR ENDED MAY 31, 2000
(UNAUDITED)


                                                              11/30/00    5/31/00
                                                             ---------------------
From operations:
   Net investment income                                     $    854     $  4,128
   Net realized gain on investments                             3,097       49,694
   Net realized loss on foreign currency transactions             (96)        (369)
   Change in net unrealized appreciation/depreciation of:
      Investments                                             (56,874)      42,918
      Foreign currency translations                              (233)         107
                                                             ---------------------
      Increase (decrease) in net assets resulting
         from operations                                      (53,252)      96,478
                                                             ---------------------
Distributions to shareholders from:
   Net investment income                                       (2,703)      (4,591)
                                                             ---------------------
   Net realized gains                                         (26,625)     (28,406)
                                                             ---------------------
From capital share transactions:
   Proceeds from shares sold                                  155,916      240,240
   Reinvested dividends                                        27,945       31,612
   Cost of shares redeemed                                   (174,864)    (301,910)
                                                             ---------------------
      Increase (decrease) in net assets from capital
         share transactions                                     8,997      (30,058)
                                                             ---------------------
Net increase (decrease) in net assets                         (73,583)      33,423
Net assets:
   Beginning of period                                        533,305      499,882
                                                             ---------------------
   End of period                                             $459,722     $533,305
                                                             =====================
Accumulated undistributed net investment income:
   End of period                                             $    395     $  2,340
                                                             =====================
Change in shares outstanding:
   Shares sold                                                  7,249       10,754
   Shares issued for dividends reinvested                       1,233        1,403
   Shares redeemed                                             (8,197)     (13,485)
                                                             ---------------------
      Increase (decrease) in shares outstanding                   285       (1,328)
                                                             =====================





SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.









USAA INTERNATIONAL FUND
NOTES TO FINANCIAL STATEMENTS

NOVEMBER 30, 2000
(UNAUDITED)


(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

USAA INVESTMENT TRUST (the Trust), registered under the Investment Company Act of 1940, as amended, is a diversified, open-end management investment company organized as a Massachusetts business trust consisting of 11 separate funds. The information presented in this semiannual report pertains only to the USAA International Fund (the Fund). The Fund's primary investment objective is capital appreciation with current income as a secondary objective. USAA Investment Management Company (the Manager) attempts to achieve this objective by investing the great majority of the Fund's assets in equity securities of foreign companies.

A. SECURITY VALUATION - The value of each security is determined (as of the close of trading on the New York Stock Exchange on each business day the Exchange is open) as set forth below:

1. Portfolio securities, except as otherwise noted, traded primarily on a domestic securities exchange are valued at the last sales price on that exchange. Portfolio securities traded primarily on foreign securities exchanges are generally valued at the closing values of such securities on the exchange where primarily traded. If no sale is reported, the average of the bid and asked prices is generally used depending upon local custom or regulation.

2. Over-the-counter securities are priced at the last sales price or, if not available, at the average of the bid and asked prices.

3. Securities purchased with maturities of 60 days or less are stated at amortized cost, which approximates market value.

4. Securities which cannot be valued by the methods set forth above, and all other assets, are valued in good faith at fair value, using methods determined by the Manager under the general supervision of the Board of Trustees.

B. FEDERAL TAXES - The Fund's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its income to its shareholders. Therefore, no federal income or excise tax provision is required.

C. INVESTMENTS IN SECURITIES - Security transactions are accounted for on the date the securities are purchased or sold (trade date). Gain or loss from sales of investment securities is computed on the identified cost basis. Dividend income, less foreign taxes, if any, is recorded on the ex-dividend date. If the ex-dividend date has passed, certain dividends from foreign securities are recorded upon notification. Interest income is recorded on the accrual basis. Discounts and premiums on short-term securities are amortized over the life of the respective securities.

D. FOREIGN CURRENCY TRANSLATIONS - The Fund's assets may be invested in the securities of foreign issuers. Since the Fund's accounting records are maintained in U.S. dollars, foreign currency amounts are translated into U.S. dollars on the following basis:

1. Market value of securities, other assets, and liabilities at the mean between the bid and asked translation rates of such currencies against U.S. dollars on a daily basis.

2. Purchases and sales of securities, income, and expenses at the rate of exchange obtained from an independent pricing service on the respective dates of such transactions.

Net realized and unrealized foreign currency gains/losses occurring during the holding period of investments are a component of realized gain/loss on investments and unrealized appreciation/depreciation on investments, respectively.

Net realized foreign currency gains/losses arise from sales of foreign currency, currency gains/losses realized between the trade and settlement dates on security transactions, and from the difference between amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts received. Net realized foreign currency gains/losses have been reclassified from accumulated net realized gain/loss to accumulated undistributed net investment income on the statement of assets and liabilities as such amounts are treated as ordinary income/loss for tax purposes. Net unrealized foreign currency exchange gains/losses arise from changes in the value of assets and liabilities other than investments in securities resulting from changes in the exchange rate.

E. USE OF ESTIMATES - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.


(2) LINES OF CREDIT

The Fund participates with other USAA funds in three joint short-term revolving loan agreements totaling $850 million, two with USAA Capital Corporation (CAPCO), an affiliate of the Manager ($250 million committed and $500 million uncommitted), and one with Bank of America ($100 million committed). The purpose of the agreements is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities. Subject to availability under both agreements with CAPCO, the Fund may borrow from CAPCO an amount up to 5% of the Fund's total assets at CAPCO's borrowing rate with no markup. Subject to availability under its agreement with Bank of America, the Fund may borrow from Bank of America, at Bank of America's borrowing rate plus a markup, an amount which, when added to outstanding borrowings under the CAPCO agreements, does not exceed 25% of the Fund's total assets. The Fund had no borrowings under any of these agreements during the six-month period ended November 30, 2000.


(3) DISTRIBUTIONS

Distributions of net investment income and realized gains from security transactions not offset by capital losses are made annually in the succeeding fiscal year or as otherwise required to avoid the payment of federal taxes.


(4) INVESTMENT TRANSACTIONS

Cost of purchases and proceeds from sales of securities, excluding short-term securities, for the period ended November 30, 2000, were $92,085,000 and $113,404,000, respectively.

Gross unrealized appreciation and depreciation of investments at November 30, 2000, were $131,347,000 and $47,228,000, respectively.


(5) FOREIGN CURRENCY CONTRACTS

A forward currency contract (currency contract) is a commitment to purchase or sell a foreign currency at a specified date, at a negotiated price. The Fund currently enters into currency contracts only in connection with the purchase or sale of a security denominated in a foreign currency. These contracts allow the Fund to "lock in" the U.S. dollar price of the security. Currency contracts are valued on a daily basis using foreign currency exchange rates obtained from an independent pricing service. Risks of entering into currency contracts include the potential inability of the counterparty to meet the terms of the contract and the Fund giving up the opportunity for potential profit.


At November 30, 2000, the terms of open foreign currency contracts were as follows:

FOREIGN CURRENCY CONTRACTS TO BUY:
==============================================================================================
                                     U.S.DOLLAR
 EXCHANGE        CONTRACTS TO        VALUE AS OF    IN EXCHANGE     UNREALIZED     UNREALIZED
   DATE            RECEIVE            11/30/00    FOR U.S. DOLLAR  APPRECIATION   DEPRECIATION
----------------------------------------------------------------------------------------------
 12/06/00   619 South African Rand     $80,000         $80,000           -              -
----------------------------------------------------------------------------------------------
 12/06/00   893 South African Rand     115,000         115,000           -              -
----------------------------------------------------------------------------------------------
                                      $195,000        $195,000           -              -
==============================================================================================

FOREIGN CURRENCY CONTRACTS TO SELL:
==============================================================================================
                                     U.S. DOLLAR
 EXCHANGE        CONTRACTS TO        VALUE AS OF    IN EXCHANGE     UNREALIZED     UNREALIZED
   DATE            DELIVER            11/30/00    FOR U.S. DOLLAR  APPRECIATION   DEPRECIATION
----------------------------------------------------------------------------------------------
 12/05/00     401 Canadian Dollar   $  261,000      $  261,000           -              -
----------------------------------------------------------------------------------------------
 12/05/00     444 Canadian Dollar      289,000         289,000           -              -
----------------------------------------------------------------------------------------------
 12/05/00     265 Euro Currency        230,000         230,000           -              -
----------------------------------------------------------------------------------------------
 12/05/00      78 Euro Currency         68,000          68,000           -              -
----------------------------------------------------------------------------------------------
 12/05/00   2,549 Norwegian Krone      275,000         275,000           -              -
----------------------------------------------------------------------------------------------
 12/01/00     118 Turkish Lira         172,000         170,000           -           (2,000)
----------------------------------------------------------------------------------------------
 12/01/00     124 Turkish Lira         182,000         179,000           -           (3,000)
----------------------------------------------------------------------------------------------
                                    $1,477,000      $1,472,000           -          $(5,000)
==============================================================================================



(6) TRANSACTIONS WITH MANAGER

A. MANAGEMENT FEES - The Manager carries out the Fund's investment policies and manages the Fund's portfolio. The Fund's management fees are computed at 0.75% of its annual average net assets.

B. TRANSFER AGENT'S FEES - USAA Transfer Agency Company, d/b/a USAA Shareholder Account Services, an affiliate of the Manager, provides transfer agent services to the Fund based on an annual charge of $26 per shareholder account plus out-of-pocket expenses.

C. UNDERWRITING SERVICES - The Manager provides exclusive underwriting and distribution of the Fund's shares on a continuing best-efforts basis. The Manager receives no commissions or fees for this service.


(7) TRANSACTIONS WITH AFFILIATES

Certain trustees and officers of the Fund are also directors, officers, and/or employees of the Manager. None of the affiliated trustees or Fund officers received any compensation from the Fund.


(8) FINANCIAL HIGHLIGHTS

Per share operating performance for a share outstanding throughout each period is as follows:


                              SIX-MONTH
                             PERIOD ENDED
                             NOVEMBER 30,                            YEAR ENDED MAY 31,
                             ------------------------------------------------------------------------------------
                               2000           2000           1999           1998           1997            1996
                             ------------------------------------------------------------------------------------
Net asset value at
   beginning of period       $  22.28       $  19.79       $  21.94       $  21.03       $  18.71       $  15.78
Net investment income             .02            .11            .21            .19            .15            .17
Net realized and
   unrealized gain (loss)       (2.11)          3.70          (1.62)          2.41           2.87           2.92
Distributions from net
   investment income             (.11)          (.18)          (.19)          (.12)          (.20)          (.07)
Distributions of realized
   capital gains                (1.09)         (1.14)          (.55)         (1.57)          (.50)          (.09)
                             ------------------------------------------------------------------------------------
Net asset value at
   end of period             $  18.99       $  22.28       $  19.79       $  21.94       $  21.03       $  18.71
                             ====================================================================================
Total return (%) *             (10.25)         19.26          (6.63)         13.29          16.72          19.71
Net assets at end
   of period (000)           $459,722       $533,305       $499,882       $628,655       $616,576       $417,995
Ratio of expenses to
   average net assets (%)        1.12(a)        1.11           1.12           1.05           1.09           1.19
Ratio of net investment
   income to average
   net assets (%)                 .32(a)         .73            .98            .87            .79           1.04
Portfolio turnover (%)          18.22          39.75          37.69          42.97          46.03          70.01


   * ASSUMES REINVESTMENT OF ALL DIVIDEND INCOME AND CAPITAL GAIN  DISTRIBUTIONS
     DURING THE PERIOD.
 (a) ANNUALIZED.  THE RATIO IS  NOT  NECESSARILY  INDICATIVE  OF  12  MONTHS  OF
     OPERATIONS.










TRUSTEES
Robert G. Davis, CHAIRMAN OF THE BOARD
Michael J.C. Roth, VICE CHAIRMAN OF THE BOARD
Barbara B. Dreeben
Robert L. Mason
David G. Peebles
Michael F. Reimherr
Laura T. Starks
Richard A. Zucker

INVESTMENT ADVISER, UNDERWRITER, AND DISTRIBUTOR
USAA Investment Management Company
9800 Fredericksburg Road
San Antonio, Texas 78288

TRANSFER AGENT                       LEGAL COUNSEL
USAA Shareholder Account Services    Goodwin, Procter & Hoar LLP
9800 Fredericksburg Road             Exchange Place
San Antonio, Texas 78288             Boston, Massachusetts 02109

CUSTODIAN                            INDEPENDENT AUDITORS
State Street Bank and Trust Company  KPMG LLP
P.O. Box 1713                        112 East Pecan, Suite 2400
Boston, Massachusetts 02105          San Antonio, Texas 78205

TELEPHONE ASSISTANCE HOURS           INTERNET ACCESS
Call toll free - Central Time        usaa.com(Registered TradeMark)
Monday - Friday 6 a.m. to 10 p.m.
Saturday 8:30 a.m. to 5 p.m.
Sunday 11:30 a.m. to 8 p.m.

FOR ADDITIONAL INFORMATION ON MUTUAL FUNDS
1-800-531-8181, (in San Antonio) 456-7200
For account servicing, exchanges, or redemptions
1-800-531-8448, (in San Antonio) 456-7202

RECORDED MUTUAL FUND PRICE QUOTES
24-hour service (from any phone)
1-800-531-8066, (in San Antonio) 498-8066

MUTUAL FUND USAA TOUCHLINE(Registered TradeMark)
(from touch-tone phones only)
For account balance, last transaction, fund prices, or to exchange or redeem fund shares
1-800-531-8777, (in San Antonio) 498-8777